Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts for Gix Internet $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of reconciliation to carrying amounts for Gix Internet [Abstract]
Investment according to eqity method at the beginning of the period	$ 1,013
Purchase of Gix ordinary shares (exercise of Conversion Right)	3,696
Increase in capital reverse	881
Currency translation adjustments	(24)
Other Reserve	(76)
Share of net profit of associate accounted for using the equity method	(200)
Investment according to equity method at the end of the period	$ 5,290